Note 22 - Income Tax - Provision for (Recovery of) Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current	$ 123,047	$ 55,230
Deferred	(37,537)	(13,184)
Income tax expense	85,510	42,046
Domestic Tax Authority [Member] | Canada Revenue Agency [Member]
Current, Canada	3,832	3,309
Deferred, Canda	912	2,154
Foreign Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Current, United States and Other Foreign	63,212	19,577
Deferred, United States and Other Foreign	(31,291)	(9,765)
Foreign Tax Authority [Member] | Other Foreign Tax Authorities [Member]
Current, United States and Other Foreign	56,003	32,344
Deferred, United States and Other Foreign	$ (7,158)	$ (5,573)